INTANGIBLE ASSETS (Narrative) (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 18, 2019	Aug. 31, 2020	Aug. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of discount price per kilogram of dried hemp flower	25.00%
Renewal term of agreement	5 years
Payments for intangible assets	$ 1,500
Transaction cost	$ 30
Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Reclassification of computer software			$ 841
Impairment		$ 1,303
Accumulated amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Reclassification of computer software			$ (265)